Basis of Presentation (Details) (Decrease in unrestriced cash and deposit blance, Restatement adjustment, USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Decrease in unrestriced cash and deposit blance | Restatement adjustment
Decrease as a result of the restatement	$ 9.5